Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 1.7%
Curtiss-Wright Corp.	1,800	$ 624,492
Elbit Systems Ltd.	650	198,608
V2X, Inc. (A)	14,450	753,278
		1,576,378
Automobile Components - 0.9%
Gentex Corp.	10,850	281,232
Stoneridge, Inc. (A)	2,250	11,633
Visteon Corp. (A)	7,000	588,420
		881,285
Banks - 17.2%
Atlantic Union Bankshares Corp.	15,000	566,550
Berkshire Hills Bancorp, Inc.	28,250	830,833
Columbia Banking System, Inc.	44,650	1,245,735
Community West Bancshares	5,800	113,042
Dime Community Bancshares, Inc.	29,900	933,777
Eastern Bankshares, Inc.	46,000	844,560
First Citizens BancShares, Inc., Class A	525	1,157,462
First Community Bankshares, Inc.	8,900	385,993
First Merchants Corp.	21,500	955,460
OceanFirst Financial Corp.	27,750	498,390
Princeton Bancorp, Inc.	4,150	126,658
Provident Financial Services, Inc.	53,000	984,210
Sandy Spring Bancorp, Inc.	31,700	1,072,411
TrustCo Bank Corp.	32,250	1,037,160
UMB Financial Corp.	10,700	1,261,530
United Bankshares, Inc.	10,400	400,400
United Community Banks, Inc.	25,150	834,225
WaFd, Inc.	41,100	1,219,848
Webster Financial Corp.	26,000	1,566,240
		16,034,484
Biotechnology - 1.0%
Exelixis, Inc. (A)	27,400	908,310
Building Products - 3.2%
American Woodmark Corp. (A)	8,650	673,489
Gibraltar Industries, Inc. (A)	2,250	138,082
Hayward Holdings, Inc. (A)	33,750	508,275
Owens Corning	5,800	1,070,390
Quanex Building Products Corp.	29,500	619,500
		3,009,736
Capital Markets - 2.7%
Piper Sandler Cos.	4,250	1,347,845
Stifel Financial Corp.	10,250	1,187,462
		2,535,307
Chemicals - 0.7%
Huntsman Corp.	15,300	257,499
LSB Industries, Inc. (A)	51,000	430,440
		687,939
Commercial Services & Supplies - 0.6%
HNI Corp.	11,000	548,350
Tetra Tech, Inc.	1,450	53,360
		601,710
	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 0.4%
Harmonic, Inc. (A)	29,700	$ 335,016
KVH Industries, Inc. (A)	2,000	12,220
Silicom Ltd. (A)	2,850	48,507
		395,743
Construction & Engineering - 3.6%
Comfort Systems USA, Inc.	1,925	840,744
EMCOR Group, Inc.	3,450	1,545,807
Granite Construction, Inc.	11,250	991,575
		3,378,126
Consumer Staples Distribution & Retail - 0.6%
Ingles Markets, Inc., Class A	4,450	294,679
Village Super Market, Inc., Class A	7,750	264,353
		559,032
Containers & Packaging - 0.6%
Greif, Inc., Class A	8,450	517,309
Diversified Consumer Services - 1.2%
American Public Education, Inc. (A)	2,000	44,340
Stride, Inc. (A)	8,250	1,112,925
		1,157,265
Diversified REITs - 0.5%
Broadstone Net Lease, Inc.	27,850	438,359
Electric Utilities - 0.7%
Portland General Electric Co.	15,800	650,012
Electrical Equipment - 2.3%
Acuity Brands, Inc.	550	182,815
LSI Industries, Inc.	63,000	1,327,410
Regal Rexnord Corp.	4,150	658,729
		2,168,954
Electronic Equipment, Instruments & Components - 3.3%
Coherent Corp. (A)	5,250	475,072
IPG Photonics Corp. (A)	3,100	227,323
Itron, Inc. (A)	3,350	359,656
OSI Systems, Inc. (A)	7,150	1,404,546
Vishay Intertechnology, Inc.	36,900	624,717
		3,091,314
Energy Equipment & Services - 2.2%
Helix Energy Solutions Group, Inc. (A)	70,900	568,618
Helmerich & Payne, Inc.	14,850	469,111
Noble Corp. PLC	15,100	483,955
Seadrill Ltd. (A)	11,200	404,992
Select Water Solutions, Inc.	13,650	170,625
		2,097,301
Entertainment - 1.7%
Madison Square Garden Entertainment Corp. (A)	19,150	695,911
Madison Square Garden Sports Corp. (A)	3,000	659,610
Sphere Entertainment Co. (A)	5,100	237,660
		1,593,181
Transamerica Funds

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.8%
Nomad Foods Ltd.	41,900	$ 748,334
Ground Transportation - 0.5%
U-Haul Holding Co.	6,650	430,521
Health Care Equipment & Supplies - 2.0%
AngioDynamics, Inc. (A)	47,200	538,552
Inmode Ltd. (A)	27,300	469,833
Integra LifeSciences Holdings Corp. (A)	23,400	610,740
OraSure Technologies, Inc. (A)	29,400	118,188
QuidelOrtho Corp. (A)	2,000	86,920
		1,824,233
Health Care Providers & Services - 2.0%
AMN Healthcare Services, Inc. (A)	5,400	148,608
Cross Country Healthcare, Inc. (A)	500	9,110
Encompass Health Corp.	10,750	1,067,152
Enhabit, Inc. (A)	40,100	336,840
National HealthCare Corp.	2,800	287,476
		1,849,186
Health Care REITs - 2.4%
Community Healthcare Trust, Inc.	31,150	617,704
Healthpeak Properties, Inc.	38,000	785,080
Sabra Health Care, Inc.	52,700	880,617
		2,283,401
Hotel & Resort REITs - 1.4%
Apple Hospitality, Inc.	52,550	811,372
DiamondRock Hospitality Co.	42,150	370,077
Summit Hotel Properties, Inc.	24,950	167,415
		1,348,864
Hotels, Restaurants & Leisure - 1.8%
Bloomin' Brands, Inc.	21,150	265,644
Churchill Downs, Inc.	4,650	574,647
Golden Entertainment, Inc.	18,400	602,416
Lucky Strike Entertainment Corp., Class C (B)	20,900	222,585
		1,665,292
Household Durables - 2.7%
Helen of Troy Ltd. (A)	6,450	398,481
KB Home	12,000	805,200
La-Z-Boy, Inc.	13,800	651,360
PulteGroup, Inc.	2,750	312,895
Sonos, Inc. (A)	25,000	344,750
		2,512,686
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	8,850	748,356
Industrial REITs - 0.6%
LXP Industrial Trust	70,850	589,472
Insurance - 3.1%
Everest Group Ltd.	2,825	981,716
Old Republic International Corp.	24,100	881,578
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Selective Insurance Group, Inc.	7,650	$ 643,594
United Fire Group, Inc.	15,350	380,834
		2,887,722
IT Services - 0.6%
ASGN, Inc. (A)	5,850	516,029
Leisure Products - 0.9%
BRP, Inc.	2,900	138,649
MasterCraft Boat Holdings, Inc. (A)	22,650	412,457
Polaris, Inc.	5,050	240,885
		791,991
Life Sciences Tools & Services - 0.6%
Azenta, Inc. (A)	7,800	421,590
Maravai LifeSciences Holdings, Inc., Class A (A)	24,900	122,757
		544,347
Machinery - 3.9%
Columbus McKinnon Corp.	19,600	713,832
Douglas Dynamics, Inc.	7,400	191,290
Gencor Industries, Inc. (A)	17,150	263,939
Miller Industries, Inc.	8,500	560,745
Mueller Industries, Inc.	20,750	1,634,062
Oshkosh Corp.	2,100	244,440
		3,608,308
Media - 0.2%
Perion Network Ltd. (A)	15,600	139,776
Metals & Mining - 1.8%
Commercial Metals Co.	12,700	615,823
Kaiser Aluminum Corp.	6,450	451,500
Metallus, Inc. (A)	30,750	459,405
Radius Recycling, Inc.	11,000	132,110
		1,658,838
Multi-Utilities - 1.6%
Northwestern Energy Group, Inc.	27,300	1,471,743
Office REITs - 0.2%
Brandywine Realty Trust	9,550	52,430
Piedmont Office Realty Trust, Inc., Class A	19,150	167,371
		219,801
Oil, Gas & Consumable Fuels - 4.1%
Delek U.S. Holdings, Inc.	22,500	401,850
Magnolia Oil & Gas Corp., Class A	71,150	1,686,255
Ovintiv, Inc.	19,500	823,290
REX American Resources Corp. (A)	16,500	688,380
Teekay Tankers Ltd., Class A	6,150	257,808
		3,857,583
Pharmaceuticals - 3.5%
Amphastar Pharmaceuticals, Inc. (A)	6,900	240,603
Innoviva, Inc. (A)	46,850	873,284
Jazz Pharmaceuticals PLC (A)	8,800	1,094,456
Transamerica Funds

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Perrigo Co. PLC	31,750	$ 790,892
Supernus Pharmaceuticals, Inc. (A)	8,100	310,797
		3,310,032
Professional Services - 3.9%
FTI Consulting, Inc. (A)	600	117,210
Heidrick & Struggles International, Inc.	13,650	634,588
ICF International, Inc.	6,000	700,260
KBR, Inc.	17,250	938,745
Leidos Holdings, Inc.	4,325	614,280
Science Applications International Corp.	6,100	660,508
		3,665,591
Real Estate Management & Development - 0.6%
Newmark Group, Inc., Class A	36,250	512,213
Retail REITs - 1.2%
Agree Realty Corp.	8,450	613,216
Kite Realty Group Trust	21,350	494,253
		1,107,469
Semiconductors & Semiconductor Equipment - 4.6%
AXT, Inc. (A)	21,800	45,562
Cohu, Inc. (A)	22,400	513,184
Kulicke & Soffa Industries, Inc.	4,000	177,400
Magnachip Semiconductor Corp. (A)	33,400	135,270
MKS Instruments, Inc.	5,850	662,688
Onto Innovation, Inc. (A)	3,350	685,946
Silicon Motion Technology Corp., ADR	14,850	810,958
Tower Semiconductor Ltd. (A)	16,800	821,352
Universal Display Corp.	2,775	416,028
		4,268,388
Software - 1.7%
Adeia, Inc.	53,450	686,833
Progress Software Corp.	15,900	911,547
		1,598,380
Specialty Retail - 3.9%
Abercrombie & Fitch Co., Class A (A)	6,975	832,675
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Academy Sports & Outdoors, Inc.	5,000	$ 261,550
American Eagle Outfitters, Inc.	37,100	598,794
Urban Outfitters, Inc. (A)	21,600	1,197,072
Williams-Sonoma, Inc.	3,650	771,501
		3,661,592
Textiles, Apparel & Luxury Goods - 1.3%
Steven Madden Ltd.	14,000	574,700
Tapestry, Inc.	8,750	638,225
		1,212,925
Total Common Stocks (Cost $87,014,402)		91,314,818
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (C)	227,601	227,601
Total Other Investment Company (Cost $227,601)		227,601

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 1.80% (C), dated 01/31/2025, to be repurchased at $2,126,188 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $2,168,520.	$ 2,125,869	2,125,869
Total Repurchase Agreement (Cost $2,125,869)		2,125,869
Total Investments (Cost $89,367,872)		93,668,288
Net Other Assets (Liabilities) - (0.3)%		(269,301)
Net Assets - 100.0%		$ 93,398,987
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$91,314,818	$—	$—	$91,314,818
Other Investment Company	227,601	—	—	227,601
Repurchase Agreement	—	2,125,869	—	2,125,869
Total Investments	$91,542,419	$2,125,869	$—	$93,668,288
Transamerica Funds

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $220,359, collateralized by cash collateral of $227,601. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at January 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Small Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds